Business Acquired - Summary of Estimated Fair Value of Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014	Aug. 07, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
GOODWILL		$ 170,177	$ 179,445		$ 12,444
SPTS Technologies Group Limited [Member]
Business Acquisition [Line Items]
Cash and cash equivalents				$ 8,309
Current assets, excluding inventory				38,056
Inventories				49,108
Property, plant and equipment				25,160
GOODWILL				167,001
Total assets acquired				441,577
Current liabilities				38,246
Deferred taxes and other long-term liability				19,934
Total liabilities assumed				58,180
Net assets acquired				383,370
SPTS Technologies Group Limited [Member] | In-Process Research & Development [Member]
Business Acquisition [Line Items]
Finite-lived intangibles	[1]			6,920
SPTS Technologies Group Limited [Member] | Technology and Intellectual Property [Member]
Business Acquisition [Line Items]
Finite-lived intangibles	[2]			60,870
SPTS Technologies Group Limited [Member] | Customer Relations [Member]
Business Acquisition [Line Items]
Finite-lived intangibles	[3]			69,768
SPTS Technologies Group Limited [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Finite-lived intangibles	[3]			5,960
SPTS Technologies Group Limited [Member] | Backlog [Member]
Business Acquisition [Line Items]
Finite-lived intangibles	[4]			$ 10,398

[1]	Project was successfully completed in 2015 and is amortized over a period of 7 years
[2]	Amortized over a period of up to 7 years.
[3]	Amortized over a period of approximately 5 years
[4]	Amortized over an estimated period of 1.5 years